Private Placement (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars) | $	$ 5,130,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private placement warrants (in Shares) | shares	6,840,000
Price per warrant | $ / shares	$ 0.75
Aggregate purchase price (in Dollars) | $	$ 5,130,000
Ordinary share, per share | $ / shares	$ 11.50